Current and long-term debt - Convertible rate adjustments (Details)	Mar. 02, 2022	May 21, 2021 USD ($)	May 31, 2022 USD ($)	Mar. 02, 2021 USD ($)
Convertible Senior Notes Due 2022 and 2025
Disclosure of detailed information about borrowings [line items]
Principal amount		$ 1,000		$ 1,000
Convertible conversion rate	0.02731420
Increase in conversion rate	0.00015710
Convertible Notes Due 2025
Disclosure of detailed information about borrowings [line items]
Principal amount			$ 1,000
Convertible conversion rate		0.02740830
Increase in conversion rate		0.00009410